Business combinations - Acquisition of IntroPro (Details) $ in Thousands	Jan. 31, 2017 USD ($) company	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Escrow reduction			$ 4
Goodwill (Note 5)			88,908	$ 76,918	$ 30,285
IntroPro
Business Acquisition [Line Items]
Number of businesses acquired | company	3
Payments to acquire businesses, gross	$ 28,254
Business combination, cash consideration, escrow amount	5,000
Business combination, contingent consideration, liability			$ 1,212
Cash and cash equivalents	87
Trade accounts receivable	1,488
Property and equipment, net	118
Other current assets	126
Goodwill (Note 5)	17,995
Total assets	45,092
Accounts Payable	(1,293)
Other liabilities	(104)
Line of credit	(118)
Deferred Tax Liability, non-current	(9,706)
Total liabilities	(11,221)
Total net assets acquired	33,871
Total purchase consideration	$ 33,871
Maximum | IntroPro
Business Acquisition [Line Items]
Business combination, cash consideration, escrow account, period of deposit	3 years
Customer-Related Intangible Assets | IntroPro
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	10 years
Intangible assets (Customer relations)	$ 25,278
Scenario, Previously Reported [Member] | IntroPro
Business Acquisition [Line Items]
Cash and cash equivalents	87
Trade accounts receivable	1,488
Property and equipment, net	118
Other current assets	126
Goodwill (Note 5)	24,456
Total assets	63,695
Accounts Payable	(1,293)
Other liabilities	(104)
Line of credit	(118)
Deferred Tax Liability, non-current	(14,968)
Total liabilities	(16,483)
Total net assets acquired	47,212
Total purchase consideration	47,212
Scenario, Previously Reported [Member] | Customer-Related Intangible Assets | IntroPro
Business Acquisition [Line Items]
Intangible assets (Customer relations)	$ 37,420
Subsequent event | IntroPro
Business Acquisition [Line Items]
Business combination, contingent consideration, liability		$ 3,664